Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended	24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Nov. 30, 2015	Nov. 30, 2016	Nov. 30, 2017	Nov. 30, 2018	Nov. 30, 2019	Nov. 30, 2020	Nov. 30, 2021	Nov. 30, 2022	Nov. 30, 2023	Nov. 30, 2024	Nov. 30, 2025
Institutional Class Shares
Account Value [Line Items]
Line Graph and Table Measure Name											WP Large Cap Income Plus Fund
Accumulated Value	$ 10,000	$ 11,182	$ 14,020	$ 14,315	$ 17,382	$ 13,159	$ 16,075	$ 11,991	$ 13,478	$ 17,679	$ 19,328
Institutional Class Shares | Dow Jones Industrial Average Index
Account Value [Line Items]
Line Graph and Table Measure Name											Dow Jones Industrial Average Index
Accumulated Value	$ 10,000	$ 11,091	$ 14,420	$ 15,519	$ 17,456	$ 18,867	$ 22,361	$ 22,916	$ 24,335	$ 30,951	$ 33,436